Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2014
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)  Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and are presented in US dollars. The financial statements reflect all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading.

(b)  Going Concern

The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company incurred a loss of $57,579 for the year ended June 30, 2014 and incurred net loss for the year ended June 30, 2013 of $69,076. The Company has resulted an accumulated deficit of $407,623 from inception on September 3, 2009 to June 30, 2014, further losses are anticipated in the development of its business raising substantial doubt about the Company's ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand and with loans from a director and/or private placements of common stock. However, there is no certainty that financing will be successful or will be on terms favourable to the Company.

(c)  Use of Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Financial statement items subject to significant management judgment include revenue recognition; the completeness of accounts payable and accrued liabilities, and allowance for doubtful accounts. While management believes that the estimates and assumptions are reasonable and appropriate in the circumstances, actual results may differ.

(d)   Revenue Recognition

The Company recognizes revenue in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” (“SAB 101”) as modified by Securities and Exchange Commission Staff Accounting Bulletin No. 104 (codified within ASC Topic 605). Under SAB 101, revenue is recognized at the point of passage to the customer of title and risk of loss, there is persuasive evidence of an arrangement, the sales price is fixed or determinable, and collection of the resulting receivable is reasonably assured. For consulting services, revenue is recognized as services are provided.

(e)   Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with ASC Topic 718, “Share-Based Payment” (“ASC 718”). Under ASC 718, the Company recognizes compensation costs related to share-based payment transactions in the financial statements based on the fair value of the equity (or liability) instruments issued over the period that an employee is expected to provide service in exchange for the award, based on the vesting terms of the specific stock compensation awards. Stock issued to non-employees is valued based on the fair value of the services received or the fair value of the stock given up.

Since the Company’s inception to June 30, 2014, the Company has not established a stock based compensation arrangement. However, the Company may, in the future, decide to establish a stock-based compensation to encourage talented individuals to join in and be retained by the Company.

(f)   Income Taxes

The Company accounts for its income taxes under the liability method specified by ASC Topic 740, “Accounting for Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the effective tax rates which will be in effect when these differences reverse. A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740 to allow recognition of such an asset.

(g)   Fair Value of Financial Instruments

Fair value is defined under ASC Topic 820, “Fair Value Measurement and Disclosures”, as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for an asset or liability in an orderly transaction between participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. The levels are as follows:

●	Level 1	-	Quoted prices in active markets for identical assets or liabilities;

●	Level 2	-	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities; and

●	Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company’s financial instruments consist of cash and cash equivalents. Cash and cash equivalents was determined to be a Level 1 fair value measurement. The carrying amounts of cash and cash equivalents, accounts receivables, accounts payable and accrued liabilities and loans payable due to related party approximate their respective fair values because of the short maturities of these instruments.

(h)  Foreign Currency Transactions

The Company's functional is the Canadian dollars and reporting currency is the United States dollar. Foreign currency transactions are remeasured into the Company’s reporting currency with amounts resulting from changes in exchange rates being reported in income.

(i)   Comprehensive Income (Loss)

The Company has adopted ASC Topic 830, “Reporting Comprehensive Income (Loss)” (“ASC  830”), which establishes standards for reporting and presentation of comprehensive income (loss), its components and accumulated balances. Comprehensive income (loss) is defined to include all changes in equity (shareholders’ deficiency) except those resulting from investments by or distributions to owners. Among other disclosures, ASC 830 requires that all items that are required to be recognized under the current accounting standards as a component of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. ASC 830 requires that items be included in other comprehensive income (loss) according to their nature, such as: foreign currency items, change in the fair value of derivative financial instruments and unrealized gains and losses on certain debt and equity securities. Comprehensive income (loss) is displayed in the statements of stockholders’ equity and in the balance sheets as a component of stockholders’ equity.

(j)   Basic and Diluted Net Loss per Share

The Company computes net loss per share in accordance with ASC Topic 260, “Earnings per Share” (“ASC 260”). ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period. Diluted EPS excludes all potentially dilutive shares if their effect is anti-dilutive.

(k)  Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

(l)    Accounts Receivable

Trade and other accounts receivable are carried at face value less any provisions for uncollectible accounts considered necessary. Bad debt expense is recognized based on management’s estimate of likely losses per year, and an estimate of current year uncollectible amounts.